FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Sep. 30, 2014
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities recorded at fair value on recurring basis

	Carrying Value at September 30, 2014
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$13,080	$—	$13,080	$—
Interest-rate swap	331	—	331	—
Total assets	$13,411	$—	$13,411	$—
Liabilities:
Interest-rate swap	$331	$—	$331	$—
Total liabilities	$331	$—	$331	$—

	Carrying Value at September 30, 2013
		Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Debt and mortgage-backed securities available for sale	$38,917	$—	$38,917	$—
Interest-rate swap	843	—	843	—
Total assets	$39,760	$—	$39,760	$—
Liabilities:
Interest-rate swap	$843	$—	$843	$—
Total liabilities	$843	$—	$843	$—

Schedule of assets recorded at fair value on a non-recurring basis

					Total
					Losses/(Gains)
					Recognized in
	Carrying Value at September 30, 2014				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2014
	(In thousands)
Assets:
Impaired loans, net	$3,742	$—	$—	$3,742	$3,501
Real estate acquired in settlement of loans	5,802	—	—	5,802	(276)
Total assets	$9,544	$—	$—	$9,544	$3,225

					Total Losses
					Recognized in
	Carrying Value at September 30, 2013				the Year Ended
		Fair Value Measurements Using			September 30,
	Total	Level 1	Level 2	Level 3	2013
	(In thousands)
Assets:
Impaired loans, net	$4,014	$—	$—	$4,014	$8,740
Real estate acquired in settlement of loans	6,395	—	—	6,395	3,742
Total assets	$10,409	$—	$—	$10,409	$12,482